INVENTORIES (Tables)	12 Months Ended
Sep. 30, 2025
Inventories [Abstract]
Disclosure of detailed information about inventories
The Company’s inventories are comprised of the following balances as at September 30, 2025 and September 30, 2024:

	SEPTEMBER 30, 2025
	CAPITALIZED COST	FAIR VALUE ADJUSTMENT	CARRYING VALUE
Plants in drying stage	$4,794	$2,928	$7,722
Dry cannabis
Available for packaging	14,266	17,265	31,531
Packaged inventory	4,088	2,884	6,972
Flower and trim available for extraction	2,336	1,237	3,573
Concentrated extract	4,711	1,499	6,210
Formulated extracts
Available for packaging	20,267	668	20,935
Packaged inventory	11,414	346	11,760
Packaging and supplies	17,320	—	17,320
	$79,196	$26,827	$106,023

	SEPTEMBER 30, 2024
	CAPITALIZED COST	FAIR VALUE ADJUSTMENT	CARRYING VALUE
Plants in drying stage	$1,390	$2,225	$3,615
Dry cannabis
Available for packaging	12,059	10,570	22,629
Packaged inventory	3,297	2,493	5,790
Flower and trim available for extraction	1,354	1,950	3,304
Concentrated extract	7,283	3,833	11,116
Formulated extracts
Available for packaging	5,958	2,091	8,049
Packaged inventory	3,119	366	3,485
Packaging and supplies	9,363	—	9,363
	$43,823	$23,528	$67,351